RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of Related Party Notes Payable activity
	September 30, 2024	December 31, 2023

Beginning Balance	$11,283	$10,912
Payments	-	-
Foreign currency translation	85	371
Ending Balance	$11,368	$11,283

	2023	2022

Beginning Balance	$10,912	$464,264
Payments	-	(472,920)
Foreign currency translation	371	19,568
Ending Balance	$11,283	$10,912

Schedule of Related Party Loans Payable
	September 30, 2024	December 31, 2023

Beginning balance	$13,257	$12,821
Proceeds	18,344	-
Payments	(8,918)	-
Foreign currency translation	(1,525)	436
Ending balance	$21,158	$13,257

	2023	2022

Beginning balance	$12,821	$1,293,472
Proceeds	-	3,635,756
Payments	-	(4,851,678)
Foreign currency translation	436	(64,729)
Ending balance	$13,257	$12,821